PROPERTY, PLANT AND EQUIPMENT - Key Valuation Metrics (Details) - Property, plant and equipment [member] - Infrastructure - Discounted cash flows - yr	Dec. 31, 2023	Dec. 31, 2022
Utilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization multiples	15	18
Utilities [Member] | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	8.00%	7.00%
Terminal Year	10
Utilities [Member] | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	11.00%	11.00%
Terminal Year	20	10
Transport
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	9.00%
Terminal Year	10	10
Transport | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates		8.00%
Terminal capitalization multiples	8	9
Transport | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates		14.00%
Terminal capitalization multiples	20	15
Midstream [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	15.00%	15.00%
Terminal capitalization multiples	10	10
Midstream [Member] | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	6	5
Midstream [Member] | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year		10